SCOPE OF CONSOLIDATION - Associates Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Impairment charges		$ 0	$ 211	$ 0
Net gain (loss) on disposal of subsidiaries		104	1,460	101
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment		(105)	0	$ 105
DHS Group
Disclosure of associates [line items]
Impairment charges	$ 211	$ 211	$ 211
Discount rate used in current estimate of value in use	7.24%		7.24%
Baffinland
Disclosure of associates [line items]
Proportion of ownership interest in joint venture (in percent)			25.23%	25.70%	28.76%
Net gain (loss) on disposal of subsidiaries				$ (4)
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment				$ (12)